Business and Basis of Presentation (Detail) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($) asset_group MW	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Restructuring Cost and Reserve [Line Items]
TSA term of agreement	2 years
Increase (decrease) to retail energy	$ 831	$ 913	$ 84	$ 51	$ 78
Income from continuing operations after income taxes	(218)	38	187	(261)	429
Net income (loss)	(279)	48	410	(230)	474
Energy-related businesses	404	469	601	$ 527	$ 448
PPL Corporation and Topaz Power Management, LP
Restructuring Cost and Reserve [Line Items]
Services provided under TSA	14
Spinoff from PPL
Restructuring Cost and Reserve [Line Items]
Restructuring costs	10
Restatement adjustment | Revenue Adjustment for Affiliate Payable
Restructuring Cost and Reserve [Line Items]
Increase (decrease) to retail energy	(7)
Income from continuing operations after income taxes	(4)
Net income (loss)	$ (4)
Restatement adjustment | Revenue Adjustment Related to Timing of Revenue Recognition
Restructuring Cost and Reserve [Line Items]
Income from continuing operations after income taxes		11
Net income (loss)		11
Energy-related businesses		17
Energy-related businesses, net of taxes		$ 11
Spinoff | Spinoff from PPL
Restructuring Cost and Reserve [Line Items]
Amount of accrued liability for separation benefits			$ 9
Number of asset groups that will be divested | asset_group	1
Number of asset groups proposed to be divested, one of which to be selected | asset_group	2
Spinoff | Spinoff from PPL | Minimum
Restructuring Cost and Reserve [Line Items]
Capacity, in total, to be divested in connection with the spinoff | MW	1,300
Spinoff | Spinoff from PPL | Maximum
Restructuring Cost and Reserve [Line Items]
Capacity, in total, to be divested in connection with the spinoff | MW	1,400
Talen Energy Supply
Restructuring Cost and Reserve [Line Items]
Accelerated stock based compensation and pro-rated stock-based compensation awards	$ 25